Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity
Changes to the number of shares of capital stock issued were as follows:

	Common stock issued		Exchangeable shares issued
	Class A	Class B(1)	Class A	Class B
	(Share amounts in millions)
Balance at December 28, 2008	2.7	157.1	3.2	20.9
Shares issued under equity compensation plans	—	1.5	—	—
Shares exchanged for common stock	(0.1)	0.8	—	(0.7)
Balance at December 26, 2009	2.6	159.4	3.2	20.2
Shares issued under equity compensation plans	—	1.4	—	—
Shares exchanged for common stock	—	1.2	(0.2)	(1.0)
Balance at December 25, 2010	2.6	162.0	3.0	19.2
Shares issued under equity compensation plans	—	0.7	—	—
Shares exchanged for common stock	—	—	—	—
Shares exchanged for Class B exchangeable shares	—	—	(0.1)	0.1
Balance at December 31, 2011	2.6	162.7	2.9	19.3

(1)
During 2011, we repurchased Class B common shares which results in a lower number of outstanding shares compared to issued shares. See "Share Repurchase Program" below for further discussion. For all other classes, issued shares equal outstanding shares.

Preferred Stock
At December 31, 2011, and December 25, 2010, 25.0 million shares of no par value preferred stock were authorized but not issued.
Class A and Class B Common Stock
Dividend Rights
Subject to the rights of the holders of any series of preferred stock, holders of our Class A common stock ("Class A common stock") are entitled to receive, from legally available funds, dividends when and as declared by the Board of Directors of Molson Coors, except that so long as any shares of our Class B common stock ("Class B common stock") are outstanding, no dividend will be declared or paid on the Class A common stock unless at the same time a dividend in an amount per share (or number per share, in the case of a dividend paid in the form of shares) equal to the dividend declared or paid on the Class A common stock is declared or paid on the Class B common stock.
Voting Rights
Except in limited circumstances, including the right of the holders of the Class B common stock and our special Class B voting stock (through which holders of Class B exchangeable shares vote) voting together as a single class to elect three directors to the Molson Coors Board of Directors, the right to vote for all purposes is vested exclusively in the holders of the Class A common stock and our special Class A voting stock, voting together as a single class. The holders of Class A common stock are entitled to one vote for each share held, without the right to cumulate votes for the election of directors.
An affirmative vote of a majority of the votes entitled to be cast by the holders of the Class A common stock and special Class A voting stock (through which holders of Class A exchangeable shares vote), voting together as a single class, is required prior to the taking of certain actions, including:

•
the issuance of any shares of Class A common stock or securities convertible into Class A common stock (other than upon the conversion of Class B common stock under circumstances provided in the Restated Certificate of Incorporation ("Certificate of Incorporation") or the exchange or redemption of Class A exchangeable shares in accordance with the terms of those exchangeable shares) or securities (other than Class B common stock) convertible into or exercisable for Class A common stock;

•
the issuance of shares of Class B common stock (other than upon the conversion of Class A common stock under circumstances provided in our Certificate of Incorporation or the exchange or redemption of Class B exchangeable shares in accordance with the terms of those exchangeable shares) or securities (other than Class A common stock) that are convertible into or exercisable for Class B common stock, if the number of shares to be issued is equal to or greater than 20% of the number of outstanding shares of Class B common stock;

•	the issuance of any preferred stock having voting rights other than those expressly required by Delaware law;

•	the sale, transfer or other disposition of any capital stock (or securities convertible into or exchangeable for capital stock) of subsidiaries;

•	the sale, transfer or other disposition of all or substantially all of the assets of the Company; and

•	any decrease in the number of members of the Molson Coors Board of Directors to a number below 15.
Pentland Securities (1981) Inc. (the "Pentland Trust") and Adolph Coors, Jr. Trust (the "Coors Trust"), which together control more than 90% of our Class A common stock and Class A exchangeable shares, have voting trust agreements through which they have combined their voting power over the shares of our Class A common stock and the Class A exchangeable shares that they own. However, in the event that these two stockholders do not agree to vote in favor of a matter submitted to a stockholder vote (other than the election of directors), the voting trustees will be required to vote all of the Class A common stock and Class A exchangeable shares deposited in the voting trusts against the matter. There is no other mechanism in the voting trust agreements to resolve a potential deadlock between these stockholders.
The Certificate of Incorporation provides the holders of Class B common stock and special Class B voting stock, voting together as a single class, the right to elect three directors to the Molson Coors Board of Directors. In addition, the holders of Class B common stock and special Class B voting stock, voting together as a single class, have the right to vote on specified transactional matters. The holders of Class B common stock are entitled to one vote for each share held with respect to each matter on which holders of the Class B common stock are entitled to vote, without the right to cumulate votes for the election of directors.
Rights Upon Dissolution or Wind Up
If Molson Coors liquidates, dissolves or winds up its affairs, the holders of Class A common stock, together with the holders of the Class B common stock, would be entitled to receive, after Molson Coors' creditors have been paid and the holders of any then outstanding series of preferred stock have received their liquidation preferences, all of the remaining assets of Molson Coors in proportion to their share holdings. Holders of Class A and Class B common stock do not have pre-emptive rights to acquire any securities of Molson Coors. The outstanding shares of Class A and Class B common stock are fully paid and non-assessable.
Conversion Rights
The Certificate of Incorporation provides for the right of holders of Class A common stock to convert their stock into Class B common stock on a one-for-one basis at any time.
Share Repurchase Program
In July 2011, the Board of Directors authorized a new program to repurchase up to $1.2 billion of outstanding shares of Class B common stock in the open market or in privately negotiated transactions over an expected term of 3 years. We have purchased a total of 7.5 million shares of our Class B common stock under the share repurchase program as of December 31, 2011, for $321.1 million. During the third quarter of 2011, our Board of Directors expanded this program to include the repurchase of our Class A common stock. There are fewer Class A shares available to repurchase on the open market, so the repurchases will continue to be primarily of Class B shares.
Exchangeable Shares
The Class A exchangeable shares and Class B exchangeable shares were issued by Molson Coors Canada Inc. ("MCCI") a wholly-owned subsidiary. The exchangeable shares are substantially the economic equivalent of the corresponding shares of Class A and Class B common stock that a Molson shareholder would have received in the Merger if the holder had elected to receive shares of Molson Coors common stock. Holders of exchangeable shares also receive, through a voting trust, the benefit of Molson Coors voting rights, entitling the holder to one vote on the same basis and in the same circumstances as one corresponding share of Molson Coors common stock.
The exchangeable shares are exchangeable at any time, at the option of the holder on a one-for-one basis for corresponding shares of Molson Coors common stock.
Holders of exchangeable shares are entitled to receive, subject to applicable law, dividends as follows:

•
in the case of a cash dividend declared on a corresponding share of Molson Coors common stock, an amount in cash for each exchangeable share corresponding to the cash dividend declared on each corresponding share of Molson Coors common stock in USD or in an equivalent amount in CAD;

•
in the case of a stock dividend declared on a corresponding share of Molson Coors common stock to be paid in shares of Molson Coors common stock, in the number of exchangeable shares of the relevant class for each exchangeable share that is equal to the number of shares of corresponding Molson Coors common stock to be paid on each corresponding share of Molson Coors common stock; or

•
in the case of a dividend declared on a corresponding share of Molson Coors common stock in any other type of property, in the type and amount of property as is economically equivalent as determined by MCCI's Board of Directors to the type and amount of property to be paid on each corresponding share of Molson Coors common stock.

The declaration dates, record dates and payment dates for dividends on the exchangeable shares are the same as the relevant dates for the dividends on the shares of corresponding Molson Coors common stock.